Investments in associates and joint ventures (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total investment in associates and joint ventures	$ 2,450,031	$ 885,269
C a [member]
IfrsStatementLineItems [Line Items]
Total investment in associates and joint ventures	1,746,048	662,853
Us [member]
IfrsStatementLineItems [Line Items]
Total investment in associates and joint ventures	691,747	163,507
Afk [member]
IfrsStatementLineItems [Line Items]
Total investment in associates and joint ventures	$ 12,236	$ 58,909